Shareholder Report, Holdings (Details) - C000248158 [Member]	Jan. 31, 2026
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Vodafone Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
GSK PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
J. Sainsbury PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Talos Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oceaneering International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Molson Coors Beverage Co. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%